Variable Interest Entities (Details) - Schedule of Summarizes the Assets and Liabilities - Variable Interest Entities [Member] - USD ($)	Sep. 30, 2024	Mar. 31, 2024	Mar. 31, 2023
Assets
Cash and Cash equivalents	$ 5,285	$ 11,888	$ 50,498
Accounts receivable		7,341	100,691
Other current assets	409	3,868	14,279
Prepaid expenses		4,282	4,148
Property and equipment, net		41,849	147,579
Intangible assets, net		3,012	11,900
Long term Investments	4,154	4,112	4,347
Receivable from government authorities - non-current	4,083	18,126	51,838
Liabilities
Accounts payable	398,220	374,692	417,884
Contract Liabilities		3,755	11,912
Current portion of pension and other employee obligations	84	986
Other current liabilities	148,403	148,950	370,831
Pension and other employee obligations, less current portion		$ 1,189